Warrants Liability (Details) - USD ($)				12 Months Ended
	Jun. 18, 2024	Jun. 17, 2024	Feb. 27, 2024	Jun. 30, 2024	Mar. 01, 2025	Jun. 28, 2024	Jun. 27, 2024	Jun. 25, 2024	Jun. 24, 2024	Jun. 21, 2024	Jun. 10, 2024	Jun. 03, 2024	May 06, 2024	Apr. 15, 2024	Jun. 30, 2023	Jun. 29, 2023
Warrants Liability [Line Items]
Share value (in Dollars)															$ 39,414	$ 39,414
Funding for consideration (in Dollars)				$ 182,534
Per share				$ 10.2
Warrants [member]
Warrants Liability [Line Items]
Warrants exercisable				$ 11.5
Warrant acquired (in Shares)	600,000
PIPE warrant acquired (in Dollars)	$ 6,000,000
Per share		$ 10				$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Listed warrants carrying value (in Dollars)				$ 919,150
Polar Multi-Strategy Master Fund [Member]
Warrants Liability [Line Items]
Exercise price			$ 10
Number of warrants issued (in Shares)			350,000
Polar Multi-Strategy Master Fund [Member] | Warrants [member]
Warrants Liability [Line Items]
Warrants exercisable			$ 10
Empery Asset Management LP [Member]
Warrants Liability [Line Items]
Exercise price			$ 10
Number of warrants issued (in Shares)		1,000,000	10,000,000
Empery Asset Management LP [Member] | Warrants [member]
Warrants Liability [Line Items]
Warrants exercisable		$ 11.45	$ 10
Warrant exercised (in Shares)	600,000
Gem Global Yield LLC SCS (GEM) [Member]
Warrants Liability [Line Items]
Number of warrants issued (in Shares)			1,814,797
Gem Global Yield LLC SCS (GEM) [Member] | Warrants [member]
Warrants Liability [Line Items]
Exercise price			$ 10.71
Warrants exercisable			$ 10.71
Share value (in Dollars)					$ 27,200,000
Critical Metals Corp [Member]
Warrants Liability [Line Items]
Per share	$ 10
Critical Metals Corp [Member] | Warrants [member]
Warrants Liability [Line Items]
Share value (in Dollars)					$ 27,200,000
Warrant acquired (in Shares)	2,400,000
Empery PIPE Investor [Member]
Warrants Liability [Line Items]
Number of warrants issued (in Shares)			10,000,000
Empery PIPE Investor [Member] | Warrants [member]
Warrants Liability [Line Items]
Exercise price			$ 10
Warrants exercisable			$ 10
Funding for consideration (in Dollars)			$ 9,880,682
PIPE Investors [Member] | Warrants [member]
Warrants Liability [Line Items]
Funding for consideration (in Dollars)			$ 9,880,682
Sizzle Warrant Holders [Member] | Warrants [member]
Warrants Liability [Line Items]
Listed warrants (in Shares)				7,750,000